'33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [X]

Post-Effective  Amendment  No.  67                                      [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940
Amendment  No.  68                                                      [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300

                                         Send Copies of Communications to:
MS. ELIZABETH A. DAVIN, ESQ.. . . . . .  MR. DUANE LASSITER, ESQ.
NATIONWIDE PLAZA. . . . . . . . . . . .  STRADLEY RONON STEVENS AND YOUNG LLP
COLUMBUS, OHIO 43215. . . . . . . . . .  COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PENNSYLVANIA 19103


It  is  proposed that this filing will become effective: (check appropriate box)

[ X ]  immediately  upon  filing  pursuant  to  paragraph  (b)
[   ]  on  [date]  pursuant  to  paragraph  (b)
[   ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)
[   ]  on  [date]  pursuant  to  paragraph  (a)(1)
[   ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)
[   ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

[ X ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note


This Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A is being filed under Rule 485(b) to delay the effectiveness of Post-Effective Amendment No. 65 filed on July 31, 2003.

                                     Part A


Part A has been filed with Post-Effective Amendment No. 65 on July 31, 2003 and is incorporated herein by reference.

                                     Part B


Part B has been filed with Post-Effective Amendment No. 65 on July 31, 2003 and is incorporated herein by reference.

                                     Part C


Part C has been filed with Post-Effective Amendment No. 65 on July 31, 2003 and is incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 67, 68 respectively, to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this thirtieth day of September, 2003.


     GARTMORE  VARIABLE  INSURANCE  TRUST

     By:       ELIZABETH  A.  DAVIN
               Elizabeth  A.  Davin,  Assistant  Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 67 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE THIRTIETH DAY OF SEPEMBER, 2003.


Signature  &  Title

Principal  Executive  Officer

PAUL  J.  HONDROS*
----------------------------------------------
Paul  J.  Hondros,  Trustee  and  Chairman

Principal  Accounting  and  Financial  Officer

GERALD  J.  HOLLAND*
----------------------------------------------
Gerald  J.  Holland,  Treasurer

CHARLES  E.  ALLEN*
----------------------------------------------
Charles  E.  Allen,  Trustee

PAULA  H.J.  CHOLMONDELEY*
----------------------------------------------
Paula  H.J.  Cholmondeley,  Trustee

C.  BRENT  DEVORE*
----------------------------------------------
C.  Brent  Devore,  Trustee

ROBERT  M.  DUNCAN*
----------------------------------------------
Robert  M.  Duncan,  Trustee

BARBARA  HENNIGAR*
----------------------------------------------
Barbara  Hennigar,  Trustee

THOMAS  J.  KERR,  IV*
----------------------------------------------
Thomas  J.  Kerr,  IV,  Trustee

DOUGLAS  F.  KRINDLER*
----------------------------------------------
Douglas  F.  Kridler,  Trustee

ARDEN  L.  SHISLER*
----------------------------------------------
Arden  L.  Shisler,  Trustee

DAVID  C.  WETMORE*
----------------------------------------------
David  C.  Wetmore,  Trustee

*BY:
       /s/  ELIZABETH  A.  DAVIN
            Elizabeth  A.  Davin,  Attorney-In  Fact